EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator [Abstract]
Net Income	$ 36,662	$ 73,721
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	208,796,444	208,796,444
Dilutive - Weighted Average Common Shares Outstanding (in shares)	209,640,819	208,796,444
Net Income per Common Share [Abstract]
Basic (in dollars per share)	$ 0.17	$ 0.35
Net Income per Common Share [Abstract]
Diluted (in dollars per share)	$ 0.17	$ 0.35